                                                                               .
                                                                               .
                                                                               .

                                 Prospectus Supplement dated August 26, 2011*
                                                                   ------------------------------------------
                                                                                 PROSPECTUS FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  EVERGREEN ESSENTIAL VARIABLE ANNUITY                               45276 R (4/11)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY                           45272 R (4/11)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY                    45308 L (4/11)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY                            45275 M (4/11)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY                     45309 L (4/11)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY                           45277 M (4/11)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6406 P (4/11)       S-6410 L (4/11)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 J (4/11)       S-6504 J (4/11)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) RAVA 5 ADVANTAGE VARIABLE ANNUITY/RAVA 5 SELECT     140463 C (4/11)       140464 C (4/11)
  VARIABLE ANNUITY/RAVA 5 ACCESS VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY                      240355 R (4/11)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY                     45303 M (4/11)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                          44223 T (4/11)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY                  44224 T (4/11)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY                  45270 M (4/11)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY           45305 L (4/11)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY                   45302 L (4/11)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)           S-6418 N (4/11)       S-6419 P (4/11)
  VARIABLE UNIVERSAL LIFE  IV -- ESTATE SERIES
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                   S-6194 AM (4/11)      S-6171 AN (4/11)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                         S-6189 AD (4/11)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE           S-6202 P (4/11)       S-6203 N (4/11)
-------------------------------------------------------------------------------------------------------------


This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus for future reference.

I. For RiverSource New Solutions Variable Annuity contracts, effective on or about August 26, 2011, Wells Fargo Advantage VT Core Equity Fund -- Class 1 will merge into Wells Fargo Advantage VT Opportunity Fund -- Class 1 (Acquiring
Fund). Upon the merger, Wells Fargo Advantage VT Opportunity Fund -- Class 1 will be added as an investment option under your contract.

The following information has been added to the table under "Expense
Summary -- Annual Operating Expenses of the Funds" section of the prospectus. The Pro forma expense table shows you what the total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended December 31, 2010, assuming the merger had taken place at the beginning of that period.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (Pro Forma)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




----------------------------------------------------------------------------------------------
                                                                           ACQUIRED     GROSS
                                          MANAGE-                            FUND       TOTAL
                                           MENT       12B-1      OTHER     FEES AND    ANNUAL
                                           FEES       FEES     EXPENSES    EXPENSES   EXPENSES
----------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity
Fund -- Class 1                            0.65%      0.00%      0.20%      0.01%     0.86%(7)
----------------------------------------------------------------------------------------------



(7) Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed from the date of the merger through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual fund operating expenses after fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.75%. After this time, the total annual Fund operating expenses after fee waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
140463-3 A (8/11)                       1

* Valid until next prospectus update.

The following information has been added to the table under "The Variable Account and the Funds" section of the prospectus:




------------------------------------------------------------------------------------------------------
FUND NAME                                           INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT                            Seeks long-term capital appreciation.
Opportunity Fund -- Class 1
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
FUND NAME                                           INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT                            Wells Fargo Funds Management, LLC, adviser; Wells
Opportunity Fund -- Class 1                         Capital Management Inc., sub-adviser.
------------------------------------------------------------------------------------------------------



II. Effective on or about August 26, 2011, Wells Fargo Advantage VT Core Equity Fund -- Class 2 will merge into Wells Fargo Advantage VT Opportunity
Fund -- Class 2 (Acquiring Fund).

The following information has been added to the table under "Expense
Summary -- Annual Operating Expenses of the Funds" section of the prospectus. The Pro forma expense table shows you what the total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended December 31, 2010, assuming the merger had taken place at the beginning of that period.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (Pro Forma)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




----------------------------------------------------------------------------------------------
                                                                           ACQUIRED     GROSS
                                          MANAGE-                            FUND       TOTAL
                                           MENT       12B-1      OTHER     FEES AND    ANNUAL
                                           FEES       FEES     EXPENSES    EXPENSES   EXPENSES
----------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity
Fund -- Class 2                            0.65%      0.25%      0.20%      0.01%     1.11%(1)
----------------------------------------------------------------------------------------------



(1) Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed from the date of the merger through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual fund operating expenses after fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00%. After this time, the total annual fund operating expenses after fee waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

III. For Evergreen Essential Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Pathways Variable Annuity, Evergreen Pathways Select Variable Annuity, Evergreen Privilege Variable Annuity, RiverSource Builder Select Variable Annuity, Wells Fargo Advantage Variable Annuity, Wells Fargo Advantage Builder Variable Annuity, Wells Fargo Advantage Choice Variable Annuity, Wells Fargo Advantage Choice Select Variable Annuity, and Wells Fargo Advantage Select Variable Annuity, upon merger, Wells Fargo Advantage VT Opportunity Fund -- Class 2 (Acquiring Fund) will be added as an investment option under your contract.

The following information has been added to the table under "Expense
Summary -- Annual Operating Expenses of the Funds" section of the prospectus. The Pro forma expense table shows you what the total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended December 31, 2010, assuming the merger had taken place at the beginning of that period.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (Pro Forma)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




----------------------------------------------------------------------------------------------
                                                                           ACQUIRED     GROSS
                                          MANAGE-                            FUND       TOTAL
                                           MENT       12B-1      OTHER     FEES AND    ANNUAL
                                           FEES       FEES     EXPENSES    EXPENSES   EXPENSES
----------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity
Fund -- Class 2                            0.65%      0.25%      0.20%      0.01%     1.11%(1)
----------------------------------------------------------------------------------------------



(1) Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed from the date of the merger through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual Fund operating expenses After fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00%. After this time, the total annual Fund operating expenses after fee waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

The following information has been added to the table under "The Variable Account and the Funds" section of the prospectus:




------------------------------------------------------------------------------------------------------
FUND NAME                                           INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity Fund -- Class  Seeks long-term capital appreciation.
2
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
FUND NAME                                           INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity Fund -- Class  Wells Fargo Funds Management, LLC, adviser; Wells
2                                                   Capital Management Inc., sub-adviser.
------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
140463-3 A (8/11)                       2